July 11, 1997





Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549

         Re:      497J Certification
                  Keystone Institutional Trust (the "Trust")
                  Registration Nos. 33-64781/811-7441

Dear Sirs/Madams:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), I hereby certify as follows (i) the form of prospectus and statement of additional information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in Post-Effective Amendment No. 3 to the Fund's Registration Statement; and (ii) the text of the above-referenced Amendment has been filed electronically via EDGAR on June 24, 1997.

     Please acknowledge receipt of this transmission by responding to the CompuServe mailbox number provided.

     If you have any questions or would like further information, please call me at (617) 210-3662.

                                             Very truly yours,

                                             /s/ Martin J. Wolin

                                             Martin J. Wolin